Risks - Liquidity risk (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loan and borrowings	€ 95,159	€ 110,647	€ 123,453
Lease liabilities	9,334	11,671	10,352
Trade payables	20,171	17,698	18,517
Other current liabilities	750	3,798	4,063
Total	125,414	143,814	156,385
Not later than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loan and borrowings	19,081	15,335	14,300
Lease liabilities	3,496	3,831	3,685
Trade payables	20,171	17,698	18,517
Other current liabilities	750	3,798	4,063
Total	43,498	40,662	40,565
Later than one year and not later than three years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loan and borrowings	41,590	36,819	33,034
Lease liabilities	3,790	4,850	4,907
Trade payables	0	0	0
Other current liabilities	0	0	0
Total	45,380	41,669	37,941
Later than three years and not later than five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loan and borrowings	19,587	34,928	41,672
Lease liabilities	946	1,570	1,040
Trade payables	0	0	0
Other current liabilities	0	0	0
Total	20,533	36,498	42,712
Later than five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loan and borrowings	14,901	23,565	34,447
Lease liabilities	1,102	1,420	720
Trade payables	0	0	0
Other current liabilities	0	0	0
Total	€ 16,003	€ 24,985	€ 35,167